Reconciliation of borrowing activities in the statement of cash flow (Tables)	12 Months Ended
Dec. 31, 2022
Reconciliation Of Borrowing Activities In Statement Of Cash Flow
Schedule of reconciliation of borrowing activities in the statement of cash flow

	Borrowings, debentures and Braskem Idesa financing
			Total		Non-controlling
			borrowings	Braskem Idesa	shareholders
	Borrowings	Debentures	and debentures	financing	of Braskem Idesa	Lease	Dividends

Balances at December 31, 2021	34,897,260	196,918	35,094,178	12,311,535	3,646,538	3,156,414	10,538

Acquired	3,479,224	2,938,984	6,418,208	-	-		-
Payments	(3,753,427)	(102,235)	(3,855,662)	(45,311)	(34,122)	(928,890)	(1,350,293)
Cash used in financing activities	(274,203)	2,836,749	2,562,546	(45,311)	(34,122)	(928,890)	(1,350,293)

Other changes
Interest paid	(1,880,611)	(34,548)	(1,915,159)	(752,489)	(16,212)	(221,019)	-
Interest and monetary and exchange variations, net	1,524,983	152,356	1,677,339	170,180	(47,784)	83,871	-
VAT on loan					(75,640)
New contracts						2,232,043
Disposal						(12,568)
Additions through acquisition of ER Plastics	99,702		99,702	-		4,264	-
Currency translation adjustments	(1,801,871)		(1,801,871)	(313,597)	(84,720)	(73,585)
Fair value of financial transactions of non-controlling subsidiaries					(889,967)
Additional dividends approved in the board meeting		-		-			1,350,000
Additional dividends of subsidiary		-		-			1,236
Other		-		-			(474)
	(2,057,797)	117,808	(1,939,989)	(895,906)	(1,114,323)	2,013,006	1,350,762

Balances at December 31, 2022	32,565,260	3,151,475	35,716,735	11,370,318	2,498,093	4,240,530	11,007

Current	1,254,550	127,801	1,382,351	868,635		1,039,706	11,007	(i)
No Current	31,310,710	3,023,674	34,334,384	10,501,683	2,498,093	3,200,824
Total	32,565,260	3,151,475	35,716,735	11,370,318	2,498,093	4,240,530	11,007